Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]	Dec. 31, 2021
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax	£ 3,733	£ 4,902	£ 8,194
Adjustment for non-cash items	(7,115)	6,977
Net (increase)/decrease in loans and advances at amortised cost	(17,667)	432
Net increase in deposits at amortised cost	49,237	19,859
Net increase in debt securities in issue	19,748	13,041
Changes in other operating assets and liabilities	14,719	(5,559)
Corporate income tax paid	(401)	(712)
Net cash from operating activities	62,254	38,940
Net cash from investing activities	(14,939)	(3,389)
Net cash from financing activities	(5,500)	(2,562)
Effect of exchange rates on cash and cash equivalents	7,047	(5,535)
Net increase in cash and cash equivalents	48,862	27,454
Cash and cash equivalents at beginning of the period	259,206	210,142	210,142 [1]
Cash and cash equivalents at end of period	£ 308,068	£ 237,596	£ 259,206

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.